INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS
Balances at beginning of the period	R$ 85,745	R$ 101,161
Equity pickup	1,580	1,244	R$ 2,036
Dividends and interest on equity		489
Other comprehensive income	11,577	(17,149)
Balances at end of the period	98,902	85,745	101,161
Alianca Atlantica Holding B.V. (Alianca)
INVESTMENTS
Balances at beginning of the period	72,510	89,799
Equity pickup	(8)	(57)
Other comprehensive income	11,239	(17,232)
Balances at end of the period	83,741	72,510	89,799
Companhia AIX de Participacoes (AIX)
INVESTMENTS
Balances at beginning of the period	11,886	10,099
Equity pickup	1,587	1,298
Dividends and interest on equity		489
Balances at end of the period	13,473	11,886	10,099
Companhia ACT de Participacoes (ACT)
INVESTMENTS
Balances at beginning of the period	7	4
Equity pickup	1	3
Balances at end of the period	8	7	4
Other investments
INVESTMENTS
Balances at beginning of the period	1,342	1,259
Other comprehensive income	338	83
Balances at end of the period	R$ 1,680	R$ 1,342	R$ 1,259